Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule Of Future Minimum Rental Commitments For Operating Leases

Due in:
2012	$32.4
2013	21.6
2014	20.8
2015	14.5
2016	14.8
2017 and thereafter	112.6

Total	$216.7	(1)

(1)

The future minimum rental commitments include the commitments in respect of lease contracts where the future lease commitments exceeds the future expected economic benefit that we expect to derive from the leased asset which has resulted in the recognition of an onerous lease accrual.